Available-for-Sale and Other Securities (Credit Ratings) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Credit Rating by Investment Security Type [Line Items]
Amortized Cost	$ 212,968	$ 299,029
Fair Value	133,240	181,606
AAA [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	16,964	22,793
AA +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0	25,742
A +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	17,855	35,763
BBB +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	11,785	3,801
Less Than BBB- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	86,636	93,507
Alt-A Mortgage-backed [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Amortized Cost	0
Fair Value	0
Alt-A Mortgage-backed [Member] | AAA [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Alt-A Mortgage-backed [Member] | AA +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Alt-A Mortgage-backed [Member] | A +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Alt-A Mortgage-backed [Member] | BBB +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Alt-A Mortgage-backed [Member] | Less Than BBB- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Pooled Trust Preferred [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Amortized Cost	161,730	195,760
Fair Value	84,136	84,296
Pooled Trust Preferred [Member] | AAA [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Pooled Trust Preferred [Member] | AA +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Pooled Trust Preferred [Member] | A +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	17,855
Pooled Trust Preferred [Member] | BBB +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Pooled Trust Preferred [Member] | Less Than BBB- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	66,281
Private label CMO [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Amortized Cost	51,238
Fair Value	49,104
Private label CMO [Member] | AAA [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	16,964
Private label CMO [Member] | AA +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Private label CMO [Member] | A +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	0
Private label CMO [Member] | BBB +/- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	11,785
Private label CMO [Member] | Less Than BBB- [Member]
Schedule of Credit Rating by Investment Security Type [Line Items]
Fair Value	$ 20,355